Provisions and other current liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring provisions movements [roll forward]
Cash payments	$ (18,567)	$ (17,452)	$ (16,189)
Restructuring provision
Restructuring provisions movements [roll forward]
Provision at beginning of period	153	222	260
Additions	534	194	343
Cash payments	(145)	(200)	(260)
Releases	(33)	(64)	(66)
Transfers		(7)	(76)
Currency translation effects	(2)	8	21
Provision at end of period	$ 507	$ 153	$ 222